Borrowings and financings maturities are as follows: (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Bills of exchange	$ 10,400	$ 17,684
Term loan credit facility	136,843	2,908,907
Total borrowings and financings	147,243	97,454
Financial letter		60,126
[custom:LoansAndReceivables1-0]	4,780,520	19,644
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Bills of exchange	7,728	5,620
Term loan credit facility	3,064
Total borrowings and financings	10,792	5,620
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Bills of exchange	2,672	1,588
Term loan credit facility	10,113
Total borrowings and financings	12,785	61,968
Financial letter		60,126
[custom:LoansAndReceivables1-0]		254
Later than one year [member]
IfrsStatementLineItems [Line Items]
Bills of exchange		10,476
Term loan credit facility	123,666
Total borrowings and financings	$ 123,666	29,866
[custom:LoansAndReceivables1-0]		$ 19,390